Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net (Tables)	12 Months Ended
Dec. 31, 2019
Statement [line items]
Summary of Analysis of Accounts Receivable by Component
a)
An analysis of accounts receivable by component at December 31, 2018 and 2019 is as follows:

	At December 31,
	2018		2019
Subscribers and distributors	Ps.	173,053,226	Ps.	184,260,099
Telecommunications carriers for network interconnection and other services		5,543,263		5,079,763
Recoverable taxes		46,706,298		23,628,728
Sundry debtors		12,685,281		12,084,050
Contract assets		34,718,749		34,274,007
Impairment of trade receivables		(40,798,025)		(39,480,909)

Total net	Ps.	231,908,792	Ps.	219,845,738

Non-current subscribers, distributors and contractual assets		15,681,872		15,139,442

Total current subscribers, distributors and contractual assets	Ps.	216,226,920	Ps.	204,706,296

Schedule of Changes in Allowance for Expected Credit Losses
b) Changes in the impairment of trade receivables is as follows:

	For the years ended December 31,
	2017		2018		2019
Balance at beginning of year	Ps.	(37,351,677)	Ps.	(39,044,925)	Ps.	(40,798,025)
Increases recorded in expenses		(20,766,362)		(19,535,707)		(16,346,395)
Adjustment on initial application of IFRS 9		—		(2,400,783)		—
Write-offs		17,713,992		15,497,254		17,839,957
Business combination						(3,265,490)
Translation effect		1,359,122		4,686,136		3,089,044

Balance at end of year	Ps.	(39,044,925)	Ps.	(40,798,025)	Ps.	(39,480,909)

Summary of Aging of Accounts Receivable
c) The following table shows the aging of accounts receivable at December 31, 2018 and 2019, for subscribers and distributors:

Past due
	Total	Unbilled services provided	a-30 days	31-60 days	61-90 days	Greater than 90 days
December 31, 2018	Ps. 173,053,226	Ps. 62,623,654	Ps. 46,816,302	Ps. 6,315,277	Ps. 4,168,952	Ps. 53,129,041
December 31, 2019	Ps. 184,260,099	Ps. 76,223,243	Ps. 46,083,644	Ps. 6,076,281	Ps. 4,121,929	Ps. 51,755,002

Summary of Accounts Receivable from Subscribers and Distributors Included in the Allowance for Doubtful Accounts
d) The following table shows the accounts receivable from subscribers and distributors included in the impairments of trade receivables, as of December 31, 2018 and 2019:

	Total	1-90 days	Greater than 90 days
December 31, 2018	Ps. 40,798,025	Ps. 4,079,803	Ps. 36,718,222
December 31, 2019	Ps. 39,480,909	Ps. 3,948,091	Ps. 35,532,818

Summary of Analysis of Contract Assets and Liabilities
e) An analysis of contract assets and liabilities at December 31, 2018 and 2019 is as follows:

	2018		2019
Contract Assets:
Balance at the beginning of the year	Ps.	29,640,953	Ps.	34,718,749
Additions		32,029,279		34,877,851
Disposals		(739,580)		(2,658,641)
Business Combination		—		576,463
Amortization		(24,503,907)		(30,501,315)
Translation effect		(1,707,996)		(2,739,100)

Balance at the end of the year	Ps.	34,718,749	Ps.	34,274,007
Non-current contract assets	Ps.	5,437,263	Ps.	1,786,560

Current portion contracts assets	Ps.	29,281,486	Ps.	32,487,447